Consolidated Statement of Changes in Shareholders' Equity € in Millions, shares in Millions, Options in Millions	Issued Share Capital EUR (€) shares	Share Premium Account EUR (€)	Retained Earnings EUR (€)	Other Undominated Capital EUR (€)	Other Reserves - Hedging EUR (€)	Other Reserves - Share based Payment EUR (€)	EUR (€) Options
Other comprehensive income (loss):
Adjustment on initial application of IFRS 15 (net of tax)			€ (249.4)				€ (249.4)
Adj. balance	€ 7.0	€ 719.4	3,828.5	€ 3.0	€ (359.7)	€ 21.3	4,219.5
Beginning Balance at Mar. 31, 2018	€ 7.0	719.4	4,077.9	3.0	(359.7)	21.3	4,468.9
Beginning Balance, Shares at Mar. 31, 2018 | shares	1,171.2
(Loss)/profit for the year			885.0				885.0
Other comprehensive income (loss):
Net movements in cash-flow reserve					634.3		634.3
Total other comprehensive income/(loss) for the year, net of income tax					634.3		634.3
Total comprehensive (loss)/income for the year – all attributable to equity holders of parent			885.0		634.3		1,519.3
Share-based payments						7.7	7.7
Repurchase of ordinary equity shares			(560.5)				(560.5)
Other			28.9				€ 28.9
Cancellation of repurchased ordinary shares	€ (0.2)			0.2
Cancellation of repurchased ordinary shares (Shares) | shares	(37.8)
Transfer of exercised and share based awards (Shares) | Options							0.0
Ending Balance at Mar. 31, 2019	€ 6.8	719.4	4,181.9	3.2	274.6	29.0	€ 5,214.9
Ending Balance, Shares at Mar. 31, 2019 | shares	1,133.4
Other comprehensive income (loss):
Adjustment on initial application of IFRS 15 (net of tax)			(9.7)				(9.7)
Adj. balance	€ 6.8	719.4	4,172.2	3.2	274.6	29.0	5,205.2
(Loss)/profit for the year			648.7				648.7
Net movements in cash-flow reserve					(385.9)		(385.9)
Total other comprehensive income/(loss) for the year, net of income tax					(385.9)		(385.9)
Total comprehensive (loss)/income for the year – all attributable to equity holders of parent			648.7		(385.9)		262.8
Issue of ordinary equity		19.1					19.1
Share-based payments						7.0	7.0
Repurchase of ordinary equity shares			(580.5)				(580.5)
Other			0.9				€ 0.9
Cancellation of repurchased ordinary shares	€ (0.3)			0.3
Cancellation of repurchased ordinary shares (Shares) | shares	(47.2)
Transfer of exercised and share based awards			3.7			(3.7)
Transfer of exercised and share based awards (Shares) | Options							3.0
Ending Balance at Mar. 31, 2020	€ 6.5	738.5	4,245.0	3.5	(111.3)	32.3	€ 4,914.5
Ending Balance, Shares at Mar. 31, 2020 | shares	1,089.2
Other comprehensive income (loss):
Issue of ordinary equity shares | shares	3.0
(Loss)/profit for the year			(1,015.1)				(1,015.1)
Net movements in cash-flow reserve					322.6		322.6
Total other comprehensive income/(loss) for the year, net of income tax							322.6
Total comprehensive (loss)/income for the year – all attributable to equity holders of parent			(1,015.1)		322.6		(692.5)
Issue of ordinary equity	€ 0.2	423.1	(2.3)				421.0
Share-based payments						3.6	3.6
Repurchase of ordinary equity shares							€ 0.0
Cancellation of repurchased ordinary shares			4.7			(4.7)
Transfer of exercised and share based awards (Shares) | Options							3.6
Ending Balance at Mar. 31, 2021	€ 6.7	€ 1,161.6	€ 3,232.3	€ 3.5	€ 211.3	€ 31.2	€ 4,646.6
Ending Balance, Shares at Mar. 31, 2021 | shares	1,128.1
Other comprehensive income (loss):
Issue of ordinary equity shares | shares	38.9